Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value
Ordinary shares, shares authorized	22,500,000	19,677,478
Ordinary shares, shares issued	5,179,378	162,198
Ordinary shares, shares outstanding	5,179,378	162,198
Convertible Preferred A Shares
Temporary equity, par Value
Temporary equity, shares authorized	0	125,000
Temporary equity, shares issued	0	119,670
Temporary equity, shares outstanding	0	119,670
Convertible Preferred B Shares
Temporary equity, par Value
Temporary equity, shares authorized	0	687,500
Temporary equity, shares issued	0	676,258
Temporary equity, shares outstanding	0	676,258
Convertible Preferred C Shares
Temporary equity, par Value
Temporary equity, shares authorized	0	923,661
Temporary equity, shares issued	0	923,661
Temporary equity, shares outstanding	0	923,661
Convertible Preferred D-1 Shares
Temporary equity, par Value
Temporary equity, shares authorized	0	739,926
Temporary equity, shares issued	0	616,608
Temporary equity, shares outstanding	0	616,608
Convertible Preferred D-2 Shares
Temporary equity, par Value
Temporary equity, shares authorized	0	346,435
Temporary equity, shares issued	0	267,455
Temporary equity, shares outstanding	0	267,455